Shareholder Report, Average Annual Return (Details) 195320_Mairs and Power Small Cap Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Mairs & Power Small Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mairs & Power Small Cap Fund
Average Annual Return, Percent	3.98%	6.08%	8.48%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
S&P SmallCap 600 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Total Return Index
Average Annual Return, Percent	6.02%	7.31%	9.81%